Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Sep. 30, 2024
Classes of current inventories [abstract]
Raw materials	€ 71,836	€ 61,693
Work in progress	56,257	49,398
Finished goods	591,481	513,716
Inventories	€ 719,574	€ 624,807